UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2006
                                               ----------------------------

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       033 Asset Management, LLC
Address:    125 High Street
            Boston, Massachusetts  02110

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Lawrence Longo
Title:      Chief Operating Officer
Phone:      (617) 371-2015

Signature, Place, and Date of Signing:
            /s/ Lawrence Longo      Boston, Massachusetts      February 9, 2007
            ------------------      ---------------------      ----------------
                [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         31

Form 13F Information Table Value Total:         $123,071
                                                (thousands)

List of Other Included Managers:

{None}

                                                                     SHRS PRN
                                                                      OR AMT                                            VOTING
                                                                      SH/PRN       VALUE     INVESTMENT    OTHER      AUTHORITY
CUSIP       NAME OF ISSUER                                           PUT/CALL     (x$1000)   DISCRETION   MANAGERS       SOLE
00246W103   AXT INC                                COMMON STOCK       800,000       3,776       SOLE        N/A         800,000
00489A107   ACQUICOR TECHNOLOGY INC                COMMON STOCK       884,000       4,968       SOLE        N/A         884,000
00489A115   ACQUICOR TECHNOLOGY WARRANTS           WARRANTS           600,000        498        SOLE        N/A         600,000
00511R870   ACUSPHERE INC                          COMMON STOCK       549,499       1,341       SOLE        N/A         549,499
00817V108   AETNA INC                              COMMON STOCK        20,000        864        SOLE        N/A          20,000
02553E106   AMERICAN EAGLE OUTFITTERS INC          COMMON STOCK        74,998       2,341       SOLE        N/A          74,998
152319109   CENTILLIUM COMMUNICATIONS INC          COMMON STOCK      3,265,875      6,989       SOLE        N/A        3,265,875
G2110R106   CHIPMOS TECHNOLOGY (BERMUDA) LTD       COMMON STOCK      1,813,912      12,316      SOLE        N/A        1,813,912
170404107   CHORDIANT SOFTWARE INC                 COMMON STOCK        89,703        297        SOLE        N/A          89,703
246911101   DELIA'S, INC                           COMMON STOCK        2,000          21        SOLE        N/A          2,000
M29925100   ECTEL LTD                              COMMON STOCK       199,551        976        SOLE        N/A         199,551
31787A101   FINISAR CORP                           COMMON STOCK      2,100,000      6,783       SOLE        N/A        2,100,000
344159108   FOCUS ENHANCEMENTS INC                 COMMON STOCK      7,464,132      11,644      SOLE        N/A        7,464,132
436233100   HOLLYWOOD MEDIA CORP                   COMMON STOCK      1,962,476      8,242       SOLE        N/A        1,962,476
46145P103   INVESTOOLS INC                         COMMON STOCK       101,100       1,394       SOLE        N/A         101,100
462030305   IOMEGA CORP                            COMMON STOCK      3,503,630      12,368      SOLE        N/A        3,503,630
462684101   IRIDEX CORP                            COMMON STOCK       648,782       5,755       SOLE        N/A         648,782
514766104   LANDEC CORP                            COMMON STOCK       681,997       7,338       SOLE        N/A         681,997
532716107   LIMITED BRANDS INC                     COMMON STOCK        70,000       2,026       SOLE        N/A          70,000
609839105   MONOLITHIC POWER SYSTEMS INC           COMMON STOCK       110,822       1,231       SOLE        N/A         110,822
553531104   MSC SOFTWARE CORP                      COMMON STOCK        96,000       1,462       SOLE        N/A          96,000
731738100   POLYMEDICA CORP                        COMMON STOCK        81,603       3,298       SOLE        N/A          81,603
731738950   POLYMEDICA CORP PUTS JUNE 35 @ 2.15    OPTION              58,500         81        SOLE        N/A          58,500
74838J101   QUIDEL CORP                            COMMON STOCK       458,514       6,245       SOLE        N/A         458,514
87929J103   TELECOMMUNICATION SYSTEMS INC          COMMON STOCK      1,681,293      5,212       SOLE        N/A        1,681,293
872417308   TGC INDUSTRIES INC                     COMMON STOCK       749,750       6,230       SOLE        N/A         749,750
74347R875   PT UTLRSHRT QQQ PS                     COMMON STOCK        20,000       1,089       SOLE        N/A          20,000
91819B105   VA SOFTWARE CORP                       COMMON STOCK      1,013,172      5,096       SOLE        N/A        1,013,172
92046N102   VALUECLICK INC                         COMMON STOCK        61,211       1,446       SOLE        N/A          61,211
92672P108   VIEWPOINT CORP                         COMMON STOCK      1,000,000       670        SOLE        N/A        1,000,000
94769V105   WEBSITE PROS INC                       COMMON STOCK       118,700       1,074       SOLE        N/A         118,700

                                                                                   123,071